Deferred Policy Acquisition Costs - Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Policy Acquisition Costs Disclosures [Abstract]
Accumulated amortization of present value of future profits	$ 140	$ 134	$ 125
Approximate annual rate of decrease in present value of future profits during next five years	16.70%